Sale of Assets	12 Months Ended
Dec. 31, 2024
Sale Of Assets
Sale Of Assets

31.      SALE OF ASSETS

a)         Process of sale of 15 PCHs/CGHs

On March 17, 2023 the invitation and tender were published for a public auction to sell 15 small hydroelectric generation plants and units (PCHs and CGHs), 12 owned by Cemig GT and 3 by its wholly-owned subsidiary Horizontes.

Generation plant	Ledger	Beginning of the operation	Installed capacity (MW) (1)	Physical guarantee (MWm) (1)	Commercial Operation Status	Site
Cemig GT
CGH Bom Jesus do Galho	Registry	1931	0.36	0.13	Out of operation	Minas Gerais
CGH Xicão	Registry	1942	1.81	0.61	In operation	Minas Gerais
CGH Sumidouro	Registry	1954	2.12	0.53	In operation	Minas Gerais
PCH São Bernardo	Concession	1948	6.82	3.42	In operation	Minas Gerais
CGH Santa Marta	Registry	1944	1.00	0.58	In operation	Minas Gerais
CGH Santa Luzia	Registry	1958	0.70	N/A Generation: 0.28	In operation	Minas Gerais
CGH Salto Morais	Registry	1957	2.39	0.60	In operation	Minas Gerais
PCH Rio de Pedras	Concession	1928	9.28	2.15	In operation	Minas Gerais
CGH Pissarrão	Registry	1925	0.80	0.55	In operation	Minas Gerais
CGH Lages	Registry	1955	0.68	N/A Generation: 0.32	In operation	Minas Gerais
CGH Jacutinga	Registry	1948	0.72	0.57	In operation	Minas Gerais
CGH Anil	Registry	1964	2.06	1.10	In operation	Minas Gerais
Horizontes
CGH Salto do Paraopeba	Authorization	1955	2.46	2.21	Out of operation	Minas Gerais
CGH Salto Passo Velho	Authorization	2001	1.80	1.64	In operation	Santa Catarina
PCH Salto Voltão	Authorization	2001	8.20	7.36	In operation	Santa Catarina

Total			41.20	22.05

(1)	Information not audited by the independent auditors.

Cemig GT and its wholly owned subsidiary Horizontes signed the sale agreement with the winning bidder, Mang Participações e Agropecuaria Ltda. (‘Mang’), on September 13, 2023.

The sale was completed on February 29, 2024, after all the conditions precedent of the CCVA had been met. The amount received for the sale was R$101.

As a result of the conclusion of the transaction, the Company recognized the following accounting effects in March 2024:

Total sales price	101
(-) Balance of assets held for sale on 02/29/2024, before sale	(58)
Capital gain	43
IRPJ and CSLL (1)	(18)
Net impact on the Income Statement	25

(1)	Taxes were calculated on the taxable capital gain, which does not take into account the assigned cost balance.

This disposal aims to comply with the directives of the Company’s strategic planning, in optimizing its portfolio of assets, seeking to improve operational efficiency and allocation of capital.

In January 2025, judgment was given in a class action challenging the tender announcement for the public auction for sale of the 15 PCHs/CGHs. Cemig will appeal, at the various instances of the court system.

So far, there have been no impacts on the Company’s financial statements.

b)        Aliança Geração

On March 27, 2024, the Share Purchase Agreement (“SPA”) was signed (Contrato de Compra e Venda de Ações, or CCVA) for sale of its direct 45% stake in the share capital of Aliança Geração to Vale S.A. (‘Vale’).

This sale was negotiated on the ‘closed door’ basis, exonerating Cemig GT from any indemnity related to Aliança Geração or its assets and liabilities.

After the conditions precedent set in the share purchase agreement had been met (such as the approval of the transaction by Cade and Aneel), the transaction was completed on August 13, 2024, with transfer of the shares previously held by Cemig GT to Vale, and payment by Vale of R$2,737 – the value of the transaction: R$2,700 on the base date of June 30, 2023, updated by the CDI rate as from the base date, less dividends paid by Aliança to Cemig GT in the period (a total of R$299, in historic values).

Cemig GT will be entitled to receive an additional amount, corresponding to 45% of the values of future compensation that may be received by Aliança Geração, relating to losses arising from the event related to the rupture of the Fundão tailings dam (Mariana disaster) involving the Risoleta Neves Hydroelectric Plant (Candonga), whose reference value for the purposes of the contract is R$223, also updated by the CDI since the base date.

As a result of conclusion of the transaction, the Company recognized the following accounting effects, in August 2024:

Capital Gain according to IFRS
Selling price	2,737
(-)Expenses incurred in closing the transaction (1)	(1)
Value of assets held for sale on July 31, 2024	(1,119)
Capital gain net of selling expenses (A)	1,617

Capital Gain according to tax legislation

Selling price	2,737
Book value of the investment on July 31, 2024	(928)
(-)Expenses incurred in closing the transaction (1)	(1)
Capital gain net of selling expenses	1,808
IRPJ and CSLL (34%) (B)	(615)

Fair value of the investment on July 31, 2024 (2)	236
IRPJ and CSLL (34%) Deferred (C)	80

Net impact of the Income Statement (A - B + C) (3)	1,082

(1)	These expenses are for financial advisory services. Other expenses in the amount of R$2 were accounted for before the closing of the transaction.
(2)

Gain referring to fair value of the investment in Aliança Geração, recognized in March 2015 when the generation assets were subscribed. This gain was being amortized based on the average concession term of the generation assets.

(3)	The effects of the sale are part of the Holdings operational segment.

This transaction is in line with the Company’s strategic planning, which envisages divestment of the Cemig Group’s minority stockholdings.